PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT [Text Block]

NOTE 4 - PROPERTY, PLANT AND EQUIPMENT

During the year ended December 31, 2015, the Company focused development activities on the San Emidio Phase II; Guatemala, Crescent Valley and WGP Geysers projects with development. Drilling and testing costs of approximately $665,000 were incurred on the San Emidio Phase II. Drilling costs exceeded $1,526,000 in Guatemala. Drilling costs of approximately $1,096,000 were incurred on the first production well at Crescent Valley. Costs were incurred at WGP Geysers for site preparation, an interconnection study and well field testing that totaled approximately $1,551,000. In September 2015, the Company disposed of the fully depreciated old power plant located in San Emidio, Nevada at its historical cost of $2,275,475. In November 2015, the Company purchased all of the long lead equipment for the construction of three binary geothermal power plants for $1.5 million.

During the year ended December, 2014, the Company engaged in development activities for San Emidio, Nevada and the Guatemala projects. Two new exploration wells for the San Emidio Phase II project were drilled, and one other well drilled in 2013 was placed into production during the year for approximately $2.03 million. A portion of the drilling and development costs were offset by grant proceeds of $632,210. The new production well was connected to the existing Phase I power plant and is producing fluid to the plant as part of a long term test of the South Zone reservoir. During the year, costs that exceeded $924,000 were incurred at Guatemala for the construction of nine temperature gradient wells.

On December 12, 2014, the Company completed an acquisition of Earth Power Resources Inc. After acquisition, the Company incurred approximately $133,000 on the drilling of a new production well (see note 15 for details).

Effective April 22, 2014, the Company acquired a group of companies (The Geysers, California) that included long-term assets that totaled $7.8 million (land of $1.6 million, wells and other construction in progress of $6.2 million). After acquisition, the Company incurred development costs of approximately $259,000 for design and study work for a new power plant, transmission line and well field (see note 15 for details).

Property, plant and equipment, at cost, are summarized as follows:

	December 31,
	2015	2014
Land	$3,074,052	$3,211,010
Power production plant	159,800,893	162,076,367
Grant proceeds for power plants	(52,965,236)	(52,965,236)
Wells	67,621,167	67,621,167
Grant proceeds for wells	(3,464,555)	(3,464,555)
Furniture and equipment	3,668,984	1,796,807
	177,735,305	178,275,560
Less: accumulated depreciation	(31,021,494)	(27,068,836)
	146,713,811	151,206,724
Construction in progress	21,022,981	15,652,722

	$167,736,792	$166,859,446

Depreciation expense charged to plant operations and administrative costs for the years ended December 31, 2015 and 2014, was $6,228,133 and $6,186,132 ; respectively.

Changes in construction in progress are summarized as follows:

	For the Year Ended December 31,
	2015	2014
Beginning balances	$15,652,722	$6,354,503
Development/construction	5,370,259	3,730,371
Grant reimbursements and rebates	-	(632,210)
Acquisitions	-	6,200,058
Ending balances	$21,022,981	$15,652,722

Constructions in Progress, at cost, consisting of the following projects/assets by location are as follows:

	December 31,
	2015	2014
Raft River, Idaho:
Unit I, well improvements	$105,160	$-
Unit II, power plant, substation and transmission lines	750,493	750,493
Unit II, well construction	2,146,531	2,127,547
	3,002,184	2,878,040
San Emidio, Nevada:
Unit II, power plant, substation and transmission lines	426,942	383,536
Unit II, well construction	3,798,563	3,133,873
	4,225,505	3,517,409
Neal Hot Springs, Oregon:
Power plant and facilities	50,297	6,477
Well construction	314,360	-
	364,657	6,477

WGP Geysers, California:
Power plant and facilities	325,989	319,988
Well construction	7,690,748	6,139,421
	8,016,737	6,459,409
Crescent Valley, Nevada:
Well construction	1,228,888	133,058
El Ceibillo, Republic of Guatemala:
Well construction	4,176,510	2,649,829
Plant and facilities	8,500	8,500
	4,185,010	2,658,329

	$21,022,981	$15,652,722